Average Annual Total Returns - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2023
Fidelity Advisor International Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(29.39%)
Past 5 years	(0.13%)
Past 10 years	4.12%
Fidelity Advisor International Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.39%)
Past 5 years	(0.99%)
Past 10 years	3.50%
Fidelity Advisor International Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.40%)
Past 5 years	0.04%
Past 10 years	3.36%
Fidelity Advisor International Discovery Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(26.40%)
Past 5 years	0.26%
Past 10 years	4.10%
Fidelity Advisor International Discovery Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(27.87%)
Past 5 years	0.09%
Past 10 years	4.12%
Fidelity Advisor International Discovery Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(24.83%)
Past 5 years	1.38%
Past 10 years	5.09%
Fidelity Advisor International Discovery Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(24.73%)
Past 5 years	1.51%
Since Inception	4.23%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%

[1]	AFrom August 13, 2013.